CONCENTRATION (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022	Sep. 30, 2024 CNY (¥)
Concentration Risk [Line Items]
Cash deposit at financial instutions	$ 657,205	$ 111,234
Cash FDIC insured amount	$ 68,531			¥ 500,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.60%	41.80%	35.50%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	29.50%	23.90%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.90%	11.10%	15.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	51.40%	42.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	24.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.80%	13.20%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	50.80%	41.80%	24.60%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.40%	29.50%	15.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.10%	11.90%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.70%